Investments - equity method (Tables)	12 Months Ended
Dec. 31, 2021
The investment information is shown below:

The investment information is shown below:

	2021	2020
Relevant investment information in SCP Trip
Capital stock	-	1,318
Interest	-	60.00%
Total equity	-	1,359

Adjusted equity	-	815
Net income for the year	-	(732)
Net income for the year attributable to the company’s interest	-	(439)

Schedule of changes in investment
SCP Trip (1)
Balances on December 31, 2020	815
Write-off	(815)
Balances on December 31, 2021	-
(1)	GLA discontinued the investment held in SCP Trip in 2021.